6. STOCKHOLDERS' DEFICIT (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
On February 17, 2014 [Member] | Warrant 3 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.94%	86.94%
Expected term	2 years	1 year
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 4 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.94%	86.94%
Expected term	2 years	1 year
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 5 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.23%	86.23%
Expected term	3 years	1 year
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 6 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.23%	86.23%
Expected term	3 years	1 year
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 7 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	123.49%	123.49%
Expected term	3 years	1 year
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On February 17, 2014 [Member] | Warrant 8 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	123.49%	123.49%
Expected term	3 years	1 year
Risk free interest rate	1.53%	1.53%
Expected forfeitures	0.00%	0.00%
On June 4, 2014 [Member] | Warrant 9 [Member]
Expected dividends	0.00%	0.00%
Expected volatility	86.69%	86.69%
Expected term	3 years	3 years
Risk free interest rate	0.85%	0.85%
Expected forfeitures	0.00%	0.00%
January 23, 2015 [Member] | Warrant [Member]
Expected dividends	0.00%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0.00%
January 23, 2015 [Member] | Warrant 2 [Member]
Expected dividends		0.00%
Expected volatility		78.85%
Expected term		3 years
Risk free interest rate		1.06%
Expected forfeitures		0.00%
January 23, 2015 [Member] | Warrant [Member]
Expected dividends		0.00%
Expected volatility		88.13%
Expected term		3 years
Risk free interest rate		1.33%
Expected forfeitures		0.00%
May 28, 2015 [Member] | Warrant 1 [Member]
Expected dividends		0.00%
Expected volatility		77.49%
Expected term		4 years
Risk free interest rate		1.24%
Expected forfeitures		0.00%